Share-Based Compensation (Successor) - Schedule of Summarizes the RSU Activity (Details) - Restricted Stock Units (RSUs) [Member]	1 Months Ended
Mar. 31, 2026 $ / shares shares
Schedule of Summarizes the RSU Activity [Line Items]
RSUs beginning balance | shares
Weighted-average grant date fair value beginning balance | $ / shares
RSUs Granted | shares	1,535,250
Weighted-average grant date fair value Granted | $ / shares	$ 11.05
RSUs Vested and settled | shares
Weighted-average grant date fair value Vested and settled | $ / shares
RSUs Canceled/Forfeited | shares
Weighted-average grant date fair value Canceled/Forfeited | $ / shares
RSUs ending balance | shares	1,535,250
Weighted-average grant date fair value ending balance | $ / shares	$ 11.05